Income and Expenses	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
INCOME AND EXPENSES
7.
INCOME AND EXPENSES

(A)
GRANT INCOME

Grant income reflects reimbursement of research and development expenses, and income from certain research projects managed by Icelandic governmental institutions. Certain expenses qualify for incentives from the Icelandic government in the form of tax credits or cash reimbursements. Icelandic government grant income for the year ended December 31, 2025, 2024 and 2023 was CHF 1.2 million, CHF 0.7 million and CHF 0.9 million, respectively. Refer to Note 11.

(B)
OPERATING EXPENSES

The tables below show the breakdown of the operating expenses by category:

	For the years ended December 31,
	Research and development expenses			General and administrative expenses			Total operating expenses
	2025	2024	2023	2025	2024	2023	2025	2024	2023
Personnel expenses	18,849	11,114	6,509	14,997	11,476	7,029	33,846	22,590	13,537
Payroll and related expenses	9,851	6,085	4,796	7,951	6,723	5,134	17,802	12,808	9,930
Share-based compensation expense	8,998	5,029	1,713	7,046	4,753	1,895	16,044	9,782	3,607
Other operating expenses	38,236	40,969	22,738	10,789	10,331	10,458	49,025	51,300	68,059
External service providers	36,818	40,127	22,256	8,200	7,445	7,695	45,018	47,572	29,951
Other operating expenses	1,077	573	258	2,384	2,749	2,700	3,461	3,322	2,958
Depreciation expense	341	269	224	205	137	63	546	406	287
Merger and listing expense(1)	-	-	-	-	-	-	-	-	34,863
Total	57,085	52,083	29,247	25,786	21,807	17,487	82,871	73,890	81,597

(1) Merger and listing expense is presented separately from research and development or general and administrative expenses on the consolidated statements of loss. The item relates to the BCA and is non-recurring in nature, representing a share-based payment made in exchange for a listing service.

Total operating expenses increased CHF 9.0 million from December 31, 2024 to December 31, 2025. The increase was driven by a CHF 5.0 million increase in research and development expense and a CHF 4.0 million increase in general and administrative expense year over year.

The increase in research and development expenses was primarily due to advancements in our late-stage development portfolio, including Privosegtor development activities and the DIAMOND clinical program. The cost increases were partially offset by a decline in Licaminlimab development costs due to the completion of RELIEF Phase 2 trial in 2024 and commencement of PREDICT registrational trial in late 2025.

The increase in general and administrative costs was primarily driven by personnel costs, specifically share-based compensation expense due to increased headcount and increased grant value for awards granted during the year ended December 31, 2025.

(C)
FINANCE RESULT

	For the years ended December 31,
	2025	2024	2023
Finance income	1,770	2,168	1,429
Finance expense	(833)	(639)	(1,315)
Fair value adjustment on warrant liabilities	(12,294)	(15,531)	(3,431)
Foreign currency exchange gain (loss)	(6,114)	1,269	(4,664)
Finance result	(17,471)	(12,733)	(7,981)

Finance income in all periods presented consists primarily of interest income earned from the Company’s short-term financial assets.

The primary finance expense in 2025 and 2024 is the amortization of transaction costs related to the Loan Agreement, entered into during the second quarter of 2024 and amended in the third quarter of 2025. Refer to Note 5.

The Company had 2,045,596 shares of BCA Warrants and 59,310 ordinary shares of Blackrock Warrants outstanding at December 31, 2025. Warrants are adjusted to fair market value at each reporting date. Refer to Note 17 for further discussions of the fair value gain/(loss) on warrant liabilities.

For the year ended December 31, 2025, the foreign currency exchange loss is primarily related to overall weakening of the U.S. dollar against the Swiss Franc. During the year ended December 31, 2024, the foreign currency exchange gain is primarily related to overall strengthening of the U.S. dollar against the Swiss Franc.

Financial result as presented in the statements of cash flows is comprised of interest and the foreign exchange effect on cash and financial assets, net.

(D)
INCOME TAX AND DEFERRED TAX

	For the years ended December 31,
	2025	2024	2023
Current income tax expense	(13)	(130)	(127)
Deferred tax income (expense)	199	290	20
Total tax benefit (expense)	186	160	(107)

The Group’s expected tax expense for each year is based on the applicable tax rate in each individual jurisdiction, which ranged between 8.3% and 25.0% for 2025, 2024 and 2023 in the tax jurisdictions in which the Group operates. The weighted average tax rates applicable to the profits of the consolidated entities were 12.8%, 13.7% and 12.7% for the years 2025, 2024 and 2023, respectively. The decrease in 2025 primarily reflects changes in the composition of taxable results.

The tax on the Group’s profit / (loss) before tax differs from the statutory amount that would arise using the weighted average applicable tax rate as follows:

	For the years ended December 31,
	2025	2024	2023
Groups average expected tax rate	12.8%	13.7%	12.7%
Accounting loss before income tax	(99,143)	(85,937)	(88,695)
Taxes at weighted average income tax	12,727	11,792	11,294
Effect of unrecognized tax losses	(33,450)	(8,764)	(10,520)
Effect of use of unrecognized tax losses	22,491	-	-
Effect of non-deductible expenses	(3,434)	(3,098)	(6,041)
Effect of non-taxable income	1,457	280	5,103
Effect of other items	395	(50)	57
Total tax benefit (expense)	186	160	(107)

During the year ended December 31, 2025, the Group changed its corporate structure and completed an intra-group sale of an intangible asset between two wholly-owned Swiss legal entities, generating an intra-group taxable profit of CHF 210.4 million. The intra-group sale of intangible asset combined with regular operational losses resulted in the use of CHF 160.6 million unrecognized tax losses to offset the taxable income in the transferring Swiss entity, resulting in a reconciling effect of use of unrecognized tax losses of CHF 22.5 million.

The transaction created future temporary difference of CHF 210.4 million in the receiving Swiss entity due to the differences between the statutory and the IFRS carrying values of the transferred intangible asset. The amortization of the transferred intangible asset will commence when the market approval for the underlying asset is obtained. Given the uncertainty in the realization of future taxable profits, no deferred tax asset on these future temporary differences has been recognized as of December 31, 2025.

As of December 31, 2025, 2024 and 2023, the Group has accumulated tax losses, primarily in Switzerland. These losses may be carried forward to offset future taxable profits of the Company until expiration. However, no deferred tax assets have been recognized related to these losses as of December 31, 2025 as the realization of sufficient future taxable profits is not considered probable. Additionally, as certain tax losses have not yet been validated by the tax authorities, they remain subject to potential adjustments. The combined effect of unrecognized tax losses and intangible asset temporary differences amounted to CHF 33.5 million. This does not affect management’s assumption on the going concern hypothesis of the Group. Below is the maturity of the Group reportable losses:

	As of December 31,
	2025	2024	2023
2025	-	16,733	16,733
2026	-	13,113	13,113
2027	-	12,437	12,437
2028	-	14,865	14,865
2029	-	31,786	31,786
2030	41,396	81,509	81,509
2031	31,795	63,397	-
2032	33,670	-	-
Total	106,861	233,840	170,443

The Group did not recognize the following temporary differences:

	As of December 31,
	2025	2024	2023
Pension	1,335	1,870	728
Tax losses in Switzerland	106,861	233,840	170,443
Leases	(150)	(123)	(150)
Intangible asset	206,403	(4,025)	(4,025)
Total	314,449	231,562	166,996

The abovementioned intra-group sale transaction generated future temporary differences of CHF 210.4 million in the receiving Swiss entity and reduced accumulated tax losses by an amount of CHF 160.6 million as of December 31, 2025.